Financial Assets - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Current derivatives		€ 19,934
Other current financial assets	€ 1,716,738
Total Non-current financial assets measured at fair value	1,716,738	19,934
Deposits and guarantees	713	822
Other current financial assets	10,691
Current loans to third parties	65	56
Current loans to associates	719	33,153
Total other current financial assets	€ 12,188	€ 34,031